Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 1,943,218	$ 1,832,957	$ 1,519,754
Freight and delivery revenues	212,333	198,944	193,862
Total revenues	2,155,551	2,031,901	1,713,616
Cost of sales	1,579,261	1,505,823	1,217,752
Freight and delivery costs	212,333	198,944	193,862
Total cost of revenues	1,791,594	1,704,767	1,411,614
Gross Profit	363,957	327,134	302,002
Selling, general and administrative expenses	150,091	138,398	124,138
Business development costs	671	35,140	18,575
Other operating income, net	(4,793)	(2,574)	(1,720)
Earnings from Operations	217,988	156,170	161,009
Interest expense	53,467	53,339	58,586
Other nonoperating expenses and (income), net	295	(1,299)	1,834
Earnings from continuing operations before taxes on income	164,226	104,130	100,589
Taxes on income	44,045	17,431	21,003
Earnings from Continuing Operations	120,181	86,699	79,586
(Loss) gain on discontinued operations, net of related tax (benefit) expense of $(417), $(801) and $2,191, respectively	(749)	(1,172)	3,987
Consolidated net earnings	119,432	85,527	83,573
Less: Net (loss) earnings attributable to noncontrolling interests	(1,905)	1,053	1,194
Net Earnings Attributable to Martin Marietta Materials, Inc.	121,337	84,474	82,379
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	122,086	85,646	78,392
Discontinued operations	(749)	(1,172)	3,987
Net Earnings Attributable to Martin Marietta Materials, Inc.	$ 121,337	$ 84,474	$ 82,379
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc. Per Common Share (see Note A)
Basic from continuing operations attributable to common shareholders	$ 2.64	$ 1.86	$ 1.70
Discontinued operations attributable to common shareholders	$ (0.02)	$ (0.03)	$ 0.09
Earnings Per Share, Basic, Total	$ 2.62	$ 1.83	$ 1.79
Diluted from continuing operations attributable to common shareholders	$ 2.63	$ 1.86	$ 1.69
Discontinued operations attributable to common shareholders	$ (0.02)	$ (0.03)	$ 0.09
Earnings Per Share, Diluted, Total	$ 2.61	$ 1.83	$ 1.78
Weighted-Average Common Shares Outstanding
Basic	46,164	45,828	45,652
Diluted	46,285	45,970	45,793